UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 10/21/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               37
                                                  -----------------------

Form 13F Information Table Value Total:             138553 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        COM     02209S103     1152         42972SH             SOLE            NONE   37133         5839
Apple, Inc.                       COM     037833100      303           794SH             SOLE            NONE     587          207
AT&T Inc.                         COM     00206R102      243          8527SH             SOLE            NONE    6806         1721
Bank of America Corp              COM     060505104       78         12793SH             SOLE            NONE   11762         1031
Belk Inc Class A                  COM     07784H109      513         20530SH             SOLE            NONE   20530
Bristol-Meyers Squibb Co          COM     110122108      219          6974SH             SOLE            NONE    4148         2826
Capital One Financial             COM     14040H105      339          8549SH             SOLE            NONE    1792         6757
CarMax Group                      COM     143130102     1672         70087SH             SOLE            NONE   61215         8872
Cisco Systems                     COM     17275R102      156         10048SH             SOLE            NONE    8443         1605
Coca Cola                         COM     191216100      257          3805SH             SOLE            NONE    2343         1462
Cohen & Steers Global REIT ETF    ETF     00162Q106     3800        124796SH             SOLE            NONE   99107        25689
Community Bankers Tr Cp           COM     203612106       19         15957SH             SOLE            NONE       0        15957
Dominion Resources, Inc           COM     25746U109      816         16076SH             SOLE            NONE    9602         6474
ExxonMobil                        COM     30231G102     1491         20534SH             SOLE            NONE   17079         3455
General Electric Company          COM     369604103      491         32249SH             SOLE            NONE   24028         8221
Honeywell Incorporated            COM     438516106      251          5712SH             SOLE            NONE    5712
IBM                               COM     459200101      269          1540SH             SOLE            NONE    1040          500
Intel Corp                        COM     458140100      257         12051SH             SOLE            NONE    7970         4081
iShares S&P 500                   COM     464287200    10988         96645SH             SOLE            NONE   75251        21394
iShares S&P Midcap 400            COM     464287507     2995         38403SH             SOLE            NONE   38056          347
Johnson & Johnson                 COM     478160104      296          4645SH             SOLE            NONE    3048         1597
Kraft Foods Inc                   COM     50075N104      447         13317SH             SOLE            NONE   12859          458
Lakeland Bancorp                  COM      51637100       87         11084SH             SOLE            NONE   11084
Lincoln National Corp.            COM     534187109      233         14882SH             SOLE            NONE   14882
Maximus, Inc.                     COM     577933104      396         11352SH             SOLE            NONE                11352
Pepsico                           COM     713448108      235          3793SH             SOLE            NONE    3060          733
Philip Morris Intl Inc            COM     718172109     2218         35551SH             SOLE            NONE   31871         3680
Polaris Industries  Inc           COM     731068102      608         12161SH             SOLE            NONE    3400         8761
Proctor & Gamble                  COM     742718109      442          6997SH             SOLE            NONE    6297          700
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     1709         52654SH             SOLE            NONE   38371        14283
SPDR Trust Unit Series S&P 500    ETF     78462F103      606          5357SH             SOLE            NONE    5149          208
Vanguard Intl Equity Index        ETF     922042775     1897         48992SH             SOLE            NONE   28775        20217
Vanguard Mega Cap 300             ETF     921910873    38771        999763SH             SOLE            NONE  745317       254446
Vanguard Mid Cap                  ETF     922908629     9672        148577SH             SOLE            NONE  113662        34915
Vanguard Small Cap Value          ETF     922908611      201          3609SH             SOLE            NONE    2304         1305
Vanguard Total Bond Mkt ETF       ETF     921937835    46480        555048SH             SOLE            NONE  430807       124241
Vanguard Total Stock Mkt          ETF     922908769     7948        137695SH             SOLE            NONE  113662        24033


                                             TOTAL $138553

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